Concentration of Credit Risk - Summary of Credit Exposure Associated with our On- and Off-Balance Sheet Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Credit exposure	$ 861,193	$ 756,150
On-balance sheet [member] | United States [member] | Loans and Acceptances Net of Allowance for Credit Losses [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Percentage of loans and acceptances net of allowance for credit losses accounted for	13.00%	12.10%
On-balance sheet [member] | Major assets [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 734,824	$ 620,447
On-balance sheet [member] | Major assets [member] | United States [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	151,337	120,286
On-balance sheet [member] | Major assets [member] | Canadian currency [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	497,300	426,000
On-balance sheet [member] | Major assets [member] | Foreign currency [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 237,500	$ 194,400